Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE (“PVP”)
In accordance with Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years. In determining the compensation actually paid (“CAP”) to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The PVP table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2020, 2021 and 2022 calendar years. Note that for our NEOs other than our CEO, compensation is reported as an average.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (1)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (2)	Average Compensation Actually Paid to Non-CEO NEOs ($) (2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)	Net Income MM ($) (4)	Return on Average Assets (5)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	2,213,109	2,543,027	659,563	694,852	124	106	101.4	1.44%

2021	1,869,786	2,927,802	604,668	750,438	118	117	98.7	1.64%

2020	1,463,615	1,193,723	452,948	344,616	57	88	42.2	0.72%

(1)	The CEO was Bonita I. Lee for each year shown in the table above.

(2)	Non-CEO NEOs for 2021 and 2022 were Romolo C. Santarosa, Anthony Kim, Matthew D. Fuhr, and Michael Du. Non-CEO NEOs for 2020 were Romolo C. Santarosa, Anthony Kim, Matthew D. Fuhr, and Min Park.

(3)	The Peer Group used for this calculation was the KBW Regional Banking Index.

(4)	Net Income reflected represents GAAP Net Income as reported on Form 10-K consolidated financials.

(5)	Return on Average Assets (ROAA) is the Company-selected performance measure, per the requirements of item 402(v) of Regulation S-K.

Company Selected Measure Name	Return on Average Assets (ROAA)
Named Executive Officers, Footnote [Text Block]	Non-CEO NEOs for 2021 and 2022 were Romolo C. Santarosa, Anthony Kim, Matthew D. Fuhr, and Michael Du. Non-CEO NEOs for 2020 were Romolo C. Santarosa, Anthony Kim, Matthew D. Fuhr, and Min Park.
Peer Group Issuers, Footnote [Text Block]	The Peer Group used for this calculation was the KBW Regional Banking Index.
PEO Total Compensation Amount	$ 2,213,109	$ 1,869,786	$ 1,463,615
PEO Actually Paid Compensation Amount	$ 2,543,027	2,927,802	1,193,723
Adjustment To PEO Compensation, Footnote [Text Block]
CEO Compensation
To determine the amounts in column (c) of the PVP table above, the following amounts were deducted from and added to (as applicable) the CEO’s total compensation as reported in the Summary Compensation Table (“SCT”), in accordance with Item 402(v) of Regulation
S-K.

Year	SCT Total for CEO ($)	SCT Reported Equity Award Value for CEO ($)	Equity Award Adjustments for CEO ($) (1)	Compensation Actually Paid to CEO ($)

2022	2,213,109	(650,041)	979,959	2,543,027

2021	1,869,786	(524,983)	1,582,999	2,927,802

2020	1,463,615	(419,994)	150,102	1,193,723

(1)	Represents the year-over-year change in the fair value of equity awards to Bonita I. Lee as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2022	663,546	271,424	—	17,346	—	27,643	979,959

2021	723,607	722,845	—	117,954	—	18,593	1,582,999

2020	455,526	(127,383)	—	(69,990)	(123,732)	15,681	150,102
In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions.

Non-PEO NEO Average Total Compensation Amount	$ 659,563	604,668	452,948
Non-PEO NEO Average Compensation Actually Paid Amount	$ 694,852	750,438	344,616
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average
Non-CEO
NEO Compensation
To determine the amounts in column (e) in the PVP table, the following amounts were deducted from and added to (as applicable) our
Non-CEO
NEO’s average total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation
S-K.

Year	Average SCT Total for Non-CEO NEOs ($)	Average SCT Reported Equity Award Value for Non-CEO NEOs ($)	Average Equity Award Adjustments for Non-CEO NEOs ($) (1)	Average Compensation Actually Paid to Non-CEO NEOs ($)

2022	659,563	(114,655)	149,944	694,852

2021	604,668	(104,424)	250,194	750,438

2020	452,948	(14,616)	(93,716)	344,616

(1)	Represents the average of the year-over-year change in the fair value of equity awards to our Non-CEO NEO’s as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2022	117,094	$22,068	—	5,055	—	5,727	149,944

2021	144,622	82,591	—	29,494	(11,581)	5,069	250,194

2020	17,577	(65,841)	165	(30,942)	(20,420)	5,745	(93,716)
In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid (CAP) vs. Hanmi
3-year
Cumulative TSR vs. Peer
3-year
Cumulative TSR

The chart above sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR during the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid (CAP) vs.
Net-Income

The chart above sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid (CAP) vs. Company Selected Measure (CSM): Return on Average Assets

The chart above sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our other NEOs, and the Return on Average Assets during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid (CAP) vs. Hanmi
3-year
Cumulative TSR vs. Peer
3-year
Cumulative TSR

The chart above sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR during the three most recently completed fiscal years.

Tabular List [Table Text Block]

Company-Selected Measure and Other Financial Performance Measures
The following financial performance measures are used to link compensation actually paid to NEOs for the most recently completed fiscal years to Company performance.

Performance Measure

Return on Average Assets

Non-Performing Assets to Total Assets

Efficiency Ratio

Total Shareholder Return Amount	$ 124	118	57
Peer Group Total Shareholder Return Amount	106	117	88
Net Income (Loss)	$ 101,400,000	$ 98,700,000	$ 42,200,000
Company Selected Measure Amount	0.0144	0.0164	0.0072
PEO Name	Bonita I. Lee
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Assets
Non-GAAP Measure Description [Text Block]	Return on Average Assets (ROAA) is the Company-selected performance measure, per the requirements of item 402(v) of Regulation S-K.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-Performing Assets to Total Assets
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
PEO [Member] | SCT Reported Equity Award Value for CEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (650,041)	$ (524,983)	$ (419,994)
PEO [Member] | Equity Award Adjustments for CEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	979,959	1,582,999	150,102
PEO [Member] | Year End Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	663,546	723,607	455,526
PEO [Member] | Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	271,424	722,845	(127,383)
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,346	117,954	(69,990)
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(123,732)
PEO [Member] | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	27,643	18,593	15,681
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	979,959	1,582,999	150,102
Non-PEO NEO [Member] | Average SCT Reported Equity Award Value for NonCEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(114,655)	(104,424)	(14,616)
Non-PEO NEO [Member] | Average Equity Award Adjustments for NonCEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	149,944	250,194	(93,716)
Non-PEO NEO [Member] | Year End Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	117,094	144,622	17,577
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,068	82,591	(65,841)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			165
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,055	29,494	(30,942)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(11,581)	(20,420)
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,727	5,069	5,745
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 149,944	$ 250,194	$ (93,716)